Prepaid expenses (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Prepaid Expenses

(EUR thousand)	As of March 31
Prepaid expenses	2023	2022
Insurance costs	894	422
Office and IT-related expenses	2,691	3,803
Contracts with customers	949	733
Other prepaid expenses	1,052	678
Total	5,586	5,636